Consolidated Statements of Changes in Equity - MXN ($) $ in Thousands	Capital Stock Issued	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Shares Repurchased	Equity Attributable to Stockholders of the Company	Non-controlling Interests	Total
Beginning Balance of period at Dec. 31, 2018	$ 4,907,765	$ 15,889,819	$ 78,731,909	$ 4,427,487	$ (14,219,060)	$ 89,737,920	$ 15,013,771	$ 104,751,691
Acquisition of non-controlling interests			766			766	(766)
Dividends			(1,066,187)			(1,066,187)	(1,598,153)	(2,664,340)
Reclassification due to partial disposition of Open Ended Fund			837,520	(837,520)
Repurchase of CPOs					(1,385,750)	(1,385,750)		(1,385,750)
Shares repurchased					(100,246)	(100,246)		(100,246)
Sale of shares			(1,585,963)		1,686,209	100,246		100,246
Share-based compensation			1,108,094			1,108,094		1,108,094
Total comprehensive income (loss)			4,626,139	(2,269,516)		2,356,623	1,458,915	3,815,538
End balance of period at Dec. 31, 2019	4,907,765	15,889,819	82,652,278	1,320,451	(14,018,847)	90,751,466	14,873,767	105,625,233
Funding for acquisition of shares under the Long-term Retention Plan					(97,000)	(97,000)		(97,000)
Disposition of non-controlling interests in Sistema Radipolis							(291,897)	(291,897)
Dividends to non-controlling interests							(1,653,173)	(1,653,173)
Share of income in OCEN (see Note 10)			147,975			147,975		147,975
Repurchase of CPOs					(195,597)	(195,597)		(195,597)
Shares repurchased					(111,979)	(111,979)		(111,979)
Sale of shares			(997,174)		1,109,153	111,979		111,979
Cancellation of sale of shares			2,764,854		(2,764,854)
Share-based compensation			962,806			962,806		962,806
Total comprehensive income (loss)			(1,250,342)	(16,877,299)		(18,127,641)	1,568,327	(16,559,314)
End balance of period at Dec. 31, 2020	4,907,765	15,889,819	84,280,397	(15,556,848)	(16,079,124)	73,442,009	14,497,024	87,939,033
Funding for acquisition of shares under the Long-term Retention Plan					(328,500)	(328,500)		(328,500)
Dividends			(1,053,392)			(1,053,392)	(405,928)	(1,459,320)
Shares cancellation	(71,057)		(1,510,290)		1,581,347
Shares repurchased					(774,073)	(774,073)		(774,073)
Sale of shares			(1,126,573)		1,900,646	774,073		774,073
Cancellation of sale of shares			505,357		(505,357)
Share-based compensation			1,066,863			1,066,863		1,066,863
Other							16,334	16,334
Total comprehensive income (loss)			6,055,826	1,934,856		7,990,682	1,298,972	9,289,654
End balance of period at Dec. 31, 2021	$ 4,836,708	$ 15,889,819	$ 88,218,188	$ (13,621,992)	$ (14,205,061)	$ 81,117,662	$ 15,406,402	$ 96,524,064